Subsequent Event (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 30,684,000	$ 0	$ 0
Stock option price threshold		$ 19.00
Subsequent Event [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share	$ 1.00
Business Combination, Contingent Consideration, Asset, Current	$ 3.80
Subsequent Event [Member] | Common Shares
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 0.1378